UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 153.2%
Alabama - 2.2%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	$760,000	$869,037
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	1,300,000	1,522,794
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	850,000	995,070

Total Alabama				3,386,901

Alaska - 1.5%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series C, Refunding	5.000%	1/1/21	2,150,000	2,269,347

Arizona - 1.9%
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	260,000	312,289	(a)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	275,000	304,276	(b)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	2,000,000	2,374,560

Total Arizona				2,991,125

California - 22.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	557,535
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.840%	4/1/24	2,500,000	2,556,650	(c)(d)
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	500,000	554,460	(e)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	250,000	276,025	(e)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	1,000,000	1,041,220	(b)(e)
California State, GO, Various Purpose	5.000%	4/1/43	4,000,000	4,370,960
California Statewide CDA, Insured Health, Facility L.A. Jewish Home, CMI	5.000%	11/15/28	1,500,000	1,503,810
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	1,000,000	1,141,230
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	500,000	482,660
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	550,000	530,926

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles County, CA, MTA, Sales Tax Revenue:
Transit Improvements, Series A	5.000%	7/1/37	$1,000,000	$1,184,480
Transit Improvements, Series A	5.000%	7/1/44	400,000	463,544
Los Angeles County, CA, Public Works Financing Authority, Multiple Capital Projects II	5.000%	8/1/30	2,500,000	2,763,225
Los Angeles, CA, Department of Water & Power, Power System Revenue, Power System, Series A	5.000%	7/1/47	1,000,000	1,131,490
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	1,000,000	1,036,960
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	125,000	132,409	(b)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	7.000%	11/1/34	2,490,000	3,572,453
Series C	6.500%	11/1/39	2,000,000	2,791,780
Rancho Cucamonga, CA, RDA, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	861,637
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	500,000	532,080
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	100,000	109,039
Senior Lien, Series A	5.750%	6/1/48	200,000	217,748
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/38	250,000	295,233
Series A, Refunding	5.000%	10/1/48	750,000	866,235
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,000,000	1,127,060
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,288,060
Turlock, CA, Irrigation District, Series A, Refunding	5.000%	1/1/35	2,500,000	2,574,575	(f)

Total California				34,963,484

Colorado - 6.9%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	503,835
Colliers Hill Metropolitan District #2, CO, GO, Senior Bonds, Series A	6.250%	12/1/37	750,000	753,997
Colorado State Health Facilities Authority Revenue, Sisters of Charity Leavenworth Health System Inc., Series B	5.250%	1/1/25	3,500,000	3,597,755

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	$200,000	$214,260
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	5,612,080

Total Colorado				10,681,927

Connecticut - 1.4%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	556,225
Connecticut State, GO, Series E	5.000%	10/15/34	270,000	298,863
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	250,000	263,570	(b)
University of Connecticut, CT, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,110,190

Total Connecticut				2,228,848

Delaware - 0.3%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	540,180

District of Columbia - 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	200,000	202,682
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	871,752

Total District of Columbia				1,074,434

Florida - 10.0%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	350,000	387,296	(e)
Series A	5.000%	10/1/45	1,000,000	1,097,130	(e)
Capital Trust Agency Inc., FL, Senior Living Facilities Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	100,000	100,289	(b)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	160,000	163,190	(b)
Florida State Mid-Bay Bridge Authority Revenue, First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	800,318
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	556,450	(e)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/41	3,000,000	3,352,680
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/24	1,250,000	1,443,725

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, GO, Seaport, Series C, Refunding	5.000%	10/1/23	$2,315,000	$2,506,705
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	350,000	388,710
Miami-Dade County, FL, School District, GO	5.000%	3/15/30	1,000,000	1,191,250
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	266,620
Orlando & Orange County, FL, Expressway Authority Revenue, Series A	5.000%	7/1/30	2,000,000	2,088,220	(f)
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	1,000,000	1,101,490

Total Florida				15,444,073

Georgia - 1.7%
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	705,556
Subordinated, Series E, LIQ-Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	2.310%	12/1/23	2,000,000	1,990,100	(c)(d)

Total Georgia				2,695,656

Illinois - 13.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	500,000	536,150
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	330,000	334,877
Series D	5.000%	12/1/46	250,000	253,835
Chicago, IL, GO:
Series A, Refunding	6.000%	1/1/38	500,000	562,655
Series B	5.500%	1/1/37	60,000	63,989
Series C, Refunding	5.000%	1/1/25	1,000,000	1,082,850
Series D, Refunding	5.500%	1/1/34	950,000	1,020,784
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	250,000	274,420
Senior Lien, Series D	5.000%	1/1/47	500,000	550,270
Senior Lien, Series D	5.000%	1/1/52	500,000	546,650
Series C	5.000%	1/1/35	2,200,000	2,387,264	(e)
Trips Obligated Group	5.000%	7/1/48	200,000	218,254	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	$250,000	$266,520
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	812,033
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	881,968
Second Lien Project	5.000%	11/1/39	500,000	546,060
Illinois State Toll Highway Authority, Senior Series A, Refunding	5.000%	12/1/31	1,500,000	1,709,445
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	100,000	110,906
Illinois State, GO:
Series 2016	5.000%	1/1/33	500,000	522,315
Series 2016	5.000%	11/1/33	650,000	679,816
Series 2016, Refunding	5.000%	2/1/29	440,000	471,728
Series A	5.000%	12/1/42	600,000	617,022
Series A, Refunding	5.000%	10/1/29	1,300,000	1,402,336
Series D	5.000%	11/1/26	550,000	597,872
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	900,000	172,836
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.200%	6/15/50	970,000	976,897
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	215,000	216,662
Metropolitan Water Reclamation District of Greater Chicago, IL, GO, Green Bond, Series A	5.000%	12/1/44	1,000,000	1,095,790
University of Illinois, COP, Series C, Refunding	5.000%	3/15/24	1,000,000	1,132,960

Total Illinois				20,045,164

Indiana - 2.0%
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A	5.000%	6/1/39	1,000,000	986,150
Indianapolis Local Public Improvement Bond Bank, Series K	5.000%	6/1/27	2,000,000	2,130,100

Total Indiana				3,116,250

Kentucky - 1.0%
Kentucky State PEA, Gas Supply Revenue, Series B	4.000%	1/1/25	1,500,000	1,610,505	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 1.9%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	$500,000	$560,775	(e)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,364,565

Total Louisiana				2,925,340

Maryland - 0.7%
Maryland State EDC, EDR, Transportation Facilities Project, Series A	5.750%	6/1/35	1,000,000	1,050,540	(f)

Massachusetts - 2.2%
Massachusetts Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated Series A	5.750%	8/1/29	355,000	356,125
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	1,875,000	1,959,994
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	213,218
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	275,450
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	583,620	(e)

Total Massachusetts				3,388,407

Michigan - 2.8%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	300,000	322,227
Detroit, MI, Water & Sewage Department, Disposal System Revenue, Senior Lien, Series A, Refunding	5.250%	7/1/39	405,000	436,825
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	1,300,000	1,454,206
Senior Lien, Series C, Refunding	5.000%	7/1/35	150,000	171,025
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	350,000	356,594	(b)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	250,000	279,327
Senior Lien, Great Lakes Water Authority, Series C-1, Refunding	5.000%	7/1/44	380,000	402,367
Senior Lien, Great Lakes Water Authority, Series C-6, Refunding	5.000%	7/1/33	370,000	407,311
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	438,936	(e)

Total Michigan				4,268,818

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.5%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	$300,000	$242,919	(b)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	150,000	159,326
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	359,313

Total Missouri				761,558

New Jersey - 12.1%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	266,834
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/29	500,000	531,155
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,172,680	(e)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,088,550	(e)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	522,025
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.340%	3/1/28	2,500,000	2,487,175	(d)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	175,000	187,509	(e)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,343,230
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	113,273
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	300,000	336,582
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, State Appropriations, Series AA	5.000%	6/15/38	6,000,000	6,206,520
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	1,000,000	1,161,100
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	200,000	211,244

Total New Jersey				18,627,877

New York - 21.4%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	1,000,000	1,040,860	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
MTA, NY, Revenue, Dedicated Tax Fund, Green Bonds, Series A	5.000%	11/15/47	$500,000	$564,840
MTA, NY, Transportation Revenue:
Series A	5.000%	11/15/25	1,000,000	1,091,880	(f)
Series D	5.250%	11/15/40	1,000,000	1,062,760	(f)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	73,218	12,447	*(g)
New York City, NY, Water & Sewer System Revenue, Second General Resolution Fiscal 2011, Series BB	5.000%	6/15/31	4,850,000	5,045,843
New York State Dormitory Authority Revenue:
Court Facilities Lease, NYC Issue, Series A, AMBAC	5.500%	5/15/30	3,365,000	4,320,357
New School, Series A, Refunding	5.000%	7/1/35	2,000,000	2,258,620
New York State Dormitory Authority, Sales Tax Revenue, Group 4, Series E, Refunding	5.000%	3/15/44	850,000	975,103
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	490,000	510,908	(b)
4 World Trade Center Project, Refunding	5.750%	11/15/51	2,000,000	2,185,960
Second Priority, Bank of America Tower, Refunding	5.125%	1/15/44	2,500,000	2,565,200
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	2,000,000	2,074,780	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	1,100,000	1,261,590	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	2,250,000	2,394,608	(e)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	400,000	423,680	(e)
Port Authority of New York & New Jersey Revenue, Consolidated Series 166, Refunding	5.000%	1/15/41	4,750,000	4,987,690
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	250,000	287,735

Total New York				33,064,861

North Carolina - 4.1%
Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System Revenue, Series A, Refunding	5.000%	1/15/31	5,000,000	5,400,600

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/47	$750,000	$805,050
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	114,002

Total North Carolina				6,319,652

Ohio - 3.0%
Northeast, OH, Regional Sewer District, Waste Water Improvement Revenue	5.000%	11/15/43	4,040,000	4,576,027	(f)

Oklahoma - 1.4%
Grand River, OK, Dam Authority Revenue, Series A	5.250%	6/1/40	2,000,000	2,090,100	(f)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	150,000	57,750	*(g)

Total Oklahoma				2,147,850

Oregon - 1.2%
Multnomah County, OR, School District #7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	1,000,000	649,200
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	600,000	659,490
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/46	475,000	495,297

Total Oregon				1,803,987

Pennsylvania - 8.1%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp. Project, Refunding	6.750%	11/1/24	85,000	86,320
Central Bradford Progress Authority, PA, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,524,138
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	250,000	285,220
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	750,000	819,907
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	250,000	260,290

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	$500,000	$512,425
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,229,140	(e)
Philadelphia, PA, Authority for Industrial Development, City Service Agreement Revenue:
Rebuild Project	5.000%	5/1/35	250,000	283,035
Rebuild Project	5.000%	5/1/38	500,000	558,940
School District Philadelphia, GO, Series A, State Aid Withholding	5.000%	9/1/32	1,000,000	1,127,420
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	230,008
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	500,000	568,440

Total Pennsylvania				12,485,283

Puerto Rico - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	5.000%	7/1/58	1,200,000	1,140,660

South Carolina - 0.4%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	569,245	(e)

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	200,000	223,528

Tennessee - 5.8%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,030,000	2,135,540
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	1,000,000	1,059,640	(c)
Series C	5.000%	2/1/20	3,555,000	3,637,796
Series C	5.000%	2/1/21	2,025,000	2,121,714

Total Tennessee				8,954,690

Texas - 12.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF-GTD	5.000%	12/1/47	250,000	280,063
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	350,000	392,248

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Austin, TX, Water & Wastewater System Revenue:
Austin Water & Sewer, Series A, Refunding	5.000%	11/15/26	$1,500,000	$1,535,505	(f)
Series A, Refunding	5.125%	11/15/28	230,000	235,642	(f)
Series A, Refunding	5.125%	11/15/28	1,980,000	2,028,569	(f)
Corpus Christi, TX, Utility System Revenue, Junior Lien, Series A	5.000%	7/15/31	2,905,000	3,329,798
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, (0.000% until 10/1/23, 5.500%), Series A, B and C	0.000%	10/1/36	2,000,000	1,956,780
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue, Series A	5.000%	11/1/36	3,125,000	3,363,094
Houston, TX, Airport Systems Revenue, Series B-1	5.000%	7/15/30	1,000,000	1,090,720	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	40,000	45,319	(e)
Series 2017	5.000%	11/1/36	40,000	44,837	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	847,608
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	250,000	278,420
Series B, Refunding	5.000%	1/1/40	600,000	649,614
Series B, Refunding	5.000%	1/1/45	600,000	663,432
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	170,000	188,136
Texas Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	492,885	(e)
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	1,550,000	1,781,012	(h)
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A	6.750%	12/1/51	300,000	307,395	(b)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	51,668

Total Texas				19,562,745

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	235,000	228,538

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - (continued)
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	$420,000	$404,250
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	200,000	195,100
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	100,000	97,550

Total U.S. Virgin Islands				925,438

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	273,700

Virginia - 0.6%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	300,000	332,937	(e)
Series B, Refunding	5.000%	7/1/45	500,000	550,540	(e)

Total Virginia				883,477

Washington - 1.8%
Port of Seattle, WA, Series A, Refunding	5.000%	8/1/25	2,395,000	2,636,320
Washington State Housing Finance Commission Revenue:
Heron’s Key, Series A	6.500%	7/1/30	100,000	106,977	(b)
Heron’s Key, Series A	6.750%	7/1/35	100,000	106,592	(b)

Total Washington				2,849,889

Wisconsin - 5.7%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	500,000	557,315
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,196,960	(e)
Public Finance Authority, WI, Ltd. Obligation, Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	400,000	450,320	(b)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	285,000	307,367	(e)
Wisconsin State HEFA, SSM Health Care Corp., Series A	5.000%	6/1/25	3,110,000	3,236,670	(f)

Total Wisconsin				8,748,632

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $224,626,510)				236,600,098

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.3%
New York - 0.1%
New York City, NY, GO, Subordinated, Series H-5, LOC-Dexia Credit Local	1.770%	3/1/34	$100,000	$100,000	(i)(j)

Texas - 0.2%
University of Texas System Revenue, Financing System Bonds, Taxable Subordinated, Series G-1, LIQ-University of Texas Investment Management Co.	2.380%	8/1/45	400,000	400,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $500,000)				500,000

TOTAL INVESTMENTS - 153.5% (Cost - $225,126,510)				237,100,098

Auction Rate Cumulative Preferred Stock, at Liquidation Value - (11.9)%				(18,350,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (43.0)%				(66,500,000)
Other Assets in Excess of Liabilities - 1.4%				2,248,268

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$154,498,366

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	The coupon payment on these securities is currently in default as of February 28, 2019.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2019

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	22	6/19	$3,566,024	$3,511,062	$54,962

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$236,600,098	—	$236,600,098
Short-Term Investments†	—	500,000	—	500,000

Total Investments	—	$237,100,098	—	$237,100,098

Other Financial Instruments:
Futures Contracts	$54,962	—	—	$54,962

Total	$54,962	$237,100,098	—	$237,155,060

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019